Additional Financial Information - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash Flow Supplemental Disclosures Related To Leases [Line Items]
Operating cash flows for operating leases	$ 45.1	$ 40.3	$ 44.9
Operating leases	172.1	11.3	51.1
Operating leases—increase in right-of-use assets	103.6	17.4	30.9
Operating leases—increase in lease liability	103.6	17.4	30.9
Starz Business of Lions Gate Entertainment Corp
Cash Flow Supplemental Disclosures Related To Leases [Line Items]
Operating cash flows for operating leases	10.4	2.0	12.1
Operating leases	0.0	0.0	16.7
Operating leases—increase in right-of-use assets	0.0	15.6	(3.4)
Operating leases—increase in lease liability	$ 0.0	$ 15.6	$ (3.4)